Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of owner-occupied property
	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements- factories and offices	Leasehold improvements- shops	Total
COST
At December 31, 2020	7,191,993	45,324	137,150	33,800	160,979	896,680	269,029	8,734,955
Additions	2,311,212		11,332	999,829	2,526			3,324,899
Disposals		(45,876)	(20,638)	(34,211)	(1,591)	(907,602)	(272,306)	(1,282,224)
Reclassification to investment property	(5,487,395)	-	-	-	-	-	-	(5,487,395)
Translation adjustment	150,063	552	3,642	15,632	4,455	10,922	3,277	188,543
At December 31, 2021	4,165,873	-	131,486	1,015,050	166,369	-	-	5,478,778

Additions	-	-	-	-	1,008	-	-	1,008
Disposals	(1,716,185)	-	(118,285)	-	(156,406)	-	-	(1,990,876)
Translation adjustment	(289,116)	-	(7,601)	(80,387)	(9,481)	-	-	(386,585)
At December 31, 2022	2,160,573	-	5,600	934,663	1,489	-	-	3,102,326
DEPRECIATION AND IMPAIRMENT
At December 31, 2020	(4,459,340)	(45,324)	(135,065)	(30,609)	(159,973)	(798,006)	(269,029)	(5,897,346)
Provided for the year	(186,439)	-	(773)	(20,856)	(57)	(9,118)	-	(217,243)
Eliminated upon disposal of assets	-	45,876	18,171	30,982	1,263	816,842	272,305	1,185,439
Depreciation reclassified to investment property	1,602,628	-	-	-	-	-	-	1,602,628
Impairment reclassified to investment property	1,792,237	-	-	-	-	-	-	1,792,237
Impairment	(48,859)	-	-	-	-	-	-	(48,859)
Translation adjustment	(74,928)	(552)	(3,462)	(691)	(4,395)	(9,718)	(3,276)	(97,022)
At December 31, 2021	(1,374,701)	-	(121,129)	(21,174)	(163,162)	-	-	(1,680,166)
Provided for the year	(70,084)	-	(1,817)	(227,388)	(258)	-	-	(299,547)
Disposal of subsidiaries	1,296,658	-	113,591	-	153,845	-	-	1,564,095
Translation adjustment	79,710	-	6,935	7,083	9,270	-	-	102,998
At December 31, 2022	(68,418)	-	(2,419)	(241,479)	(304)	-	-	(312,622)

CARRYING AMOUNT
At December 31, 2021	2,791,172	-	10,357	993,876	3,207	-	-	3,798,612
At December 31, 2022	2,092,155	-	3,181	693,184	1,185	-	-	2,789,704

Schedule of straight-line basis for all property, plant and equipment over their estimated useful lives of the assets
	Useful life	Residual Value
Plant	30 years	5%
Machinery	5 years	10%
Office equipment	3 years	5%
Motor vehicles	4 years	5%
Furniture and fixtures	3 years	5%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops’ furniture and fixtures	1.5 years	Nil

Schedule of plant and building include buildings
Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292
8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC	Office	242

Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties
COST	2021
Opening balance at 1 January	24,118,655
Acquisitions	-
Capitalized subsequent expenditure	-
Classified as held for sale or disposals	-
Transfer (to)/from inventories and owner-occupied property	5,487,395
Translation adjustment	748,918
Closing balance at 31 December	30,354,968

DEPRECIATION AND IMPAIRMENT	2021
Opening balance at 1 January	(15,844,460)
Provided for the year	(540,273)
Eliminated upon disposal of assets	-
Impairment for the year	(2,673,131)
Transfer to/(from) inventories and owner-occupied property	(3,394,864)
Translation adjustment	(537,712)
Closing balance at 31 December	(22,990,440)

CARRYING AMOUNT	2021
Closing balance at 31 December	7,364,527